UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

19-Aug-05

Portfolio Sort by Sector(Annual Report & N-Q)
As of 06/30/2005

UPRIGHT GROWTH FUND

615 West Mt. Pleasant Ave
Livingston, NJ 07039

		Current			Current
Description	Quantity	Value	Weight	Symbol	Yield

Equities
Dryships Inc	1000	16510	0.20%	DRYS	4.80%
Ebay Inc	1500	49515	0.70%	EBAY	0.00%
		66025	1.00%		1.20%

Funiture
La-Z-Boy Inc	5000	72850	1.10%	LZB	3.00%

Schools
Corinthian Colleges Inc	5500	70235	1.10%	COCO	0.00%

Auto/Truck
General Motors Corp	1600	54400	0.80%	GM	5.90%

Biotechnology
Amgen Incorporated	5100	308346	4.70%	AMGN	0.00%
Forbes Medi-Tech Inc	35000	63000	1.00%	FMTI	0.00%
Millennium Pharmaceutical	5000	46350	0.70%	MLNM	0.00%
		417696	6.30%		0.00%

Building Industry
Champion Enterprises Inco	3000	29820	0.50%	CHB	0.00%

Computer
Dell Inc	4900	193354	2.90%	DELL	0.00%
Sun Microsystems Inc	1100	4099.7	0.10%	SUNW	0.00%
		197453.7	3.00%		0.00%

Diversified Company
General Electric Company	2000	69300	1.00%	GE	2.50%
Tyco Intl Ltd New	2000	58400	0.90%	TYC	1.40%
		127700	1.90%		2.00%

Electronic
Corning Inc	6500	108030	1.60%	GLW	0.70%
Omnivision Technologies I	6500	88335	1.30%	OVTI	0.00%
R F Micro Devices Inc	5400	29214	0.40%	RFMD	0.00%
Sanmina Corp	9000	49770	0.80%	SANM	0.00%
Vishay Intertechnology	15000	178050	2.70%	VSH	0.00%
Vitesse Semiconductor Cp	15000	31200	0.50%	VTSS	0.00%
		484599	7.30%		0.20%

Energy
A E S Corp	10000	163800	2.50%	AES	0.00%

Financial Service
Cendant Corp	1000	22370	0.30%	CD	1.60%
Citigroup Inc	2000	92460	1.40%	C	3.80%
Knight Trading Group	1200	9144	0.10%	NITE	0.00%
		123974	1.90%		3.10%

Healthcare
Pacificare Hlth Sys	3000	214350	3.20%	PHS	0.00%

Household
Helen Of Troy Ltd	2000	51000	0.80%	HELE	0.00%

Industrial Service
Geo Group Inc	8000	200400	3.00%	GGI	0.00%

Leisure
Callaway Golf	1400	21602	0.30%	ELY	1.80%
Multimedia Games Inc	12000	132600	2.00%	MGAM	0.00%
		154202	2.30%		0.30%

Medical
Andrx Group	16100	326991	4.90%	ADRX	0.00%
Biovail Corp	18000	279360	4.20%	BVF	0.00%
King Pharmaceuticals Inc	4500	46890	0.70%	KG	0.00%
Mckesson Hboc Inc	900	40311	0.60%	MCK	0.50%
Merck & Co Inc	10000	308000	4.70%	MRK	4.90%
Odyssey Healthcare Inc	25500	367710	5.60%	ODSY	0.00%
Pfizer Incorporated	15000	413700	6.30%	PFE	2.80%
Stemcells Inc	10000	42000	0.60%	STEM	0.00%
		1824962	27.60%		1.50%

Networks
Cisco Systems Inc	1900	36252	0.50%	CSCO	0.00%
M D S I Mobile Data Solf	3000	15000	0.20%	MDSI	0.00%
Mcdata Corporation Cl A	7000	28000	0.40%	MCDTA	0.00%
		79252	1.20%		0.00%

Office Equipment & Supplies
Xerox Corp	5000	68950	1.00%	XRX	1.50%

Oil
Transocean Offshore Inc	200	10794	0.20%	RIG	0.20%

Semiconductor
Applied Materials Inc	5000	80900	1.20%	AMAT	0.70%
Cypress Semiconductor	10000	125900	1.90%	CY	0.00%
Intel Corp	4000	104080	1.60%	INTC	1.20%
Lsi Logic Corp	17500	148575	2.20%	LSI	0.00%
Taiwan Semiconductr Adrf	9582.3	87390.58	1.30%	TSM	13.70%
Texas Instruments Inc	5500	154385	2.30%	TXN	0.40%
		701230.6	10.60%		2.00%

Software & Services
Oracle Corporation	2100	27720	0.40%	ORCL	0.00%
Redhat Inc	7000	91840	1.40%	RHAT	0.00%
		119560	1.80%		0.00%

Storage Technology
E M C Corp Mass	18000	246780	3.70%	EMC	0.00%
Network Appliance Inc	2000	56540	0.90%	NTAP	0.00%
Sandisk Corp	13500	320625	4.90%	SNDK	0.00%
		623945	9.40%		0.00%

Telecommunication
Lucent Technologies Inc	5000	14550	0.20%	LU	2.70%
Nokia Corp Spon Adr	7000	116480	1.80%	NOK	10.40%
Scientific-Atlanta Inc	2500	83175	1.30%	SFA	0.10%
Utstarcom Inc	21000	157290	2.40%	UTSI	0.00%
		371495	5.60%		3.40%

Textile
Tommy Hilfiger Corp	1000	13760	0.20%	TOM	0.00%

Tobacco
Philip Morris Cos Inc	800	51728	0.80%	MO	4.50%
		6294181	95.30%		1.10%

Cash and Money Funds
CASH		313147.4	4.70%	CASH	0.00%
		6607329	100.00%		1.10%

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: August 29, 2005

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: August 29, 2005

* Print the name and title of each signing officer under his or her signature.